Summary of Organization and Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 28, 2013
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum [Member] | Buildings and Improvements [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Minimum [Member] | Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Plants, Machinery and Equipment [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Mobile Equipment and Barges [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Other [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Buildings and Improvements [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Plants, Machinery and Equipment [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Mobile Equipment and Barges [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Maximum [Member] | Other [Member] | Continental Cement Company, L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years